Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

Note 3. Inventories

Inventories, net consisted of the following at:

	June 30, 2023	December 31, 2022
Raw materials	$226,062	$106,088
Work in process	86,831	49,144
Finished goods	679,654	30,572
Total	$992,547	$185,804

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED JUNE 30, 2023 AND 2022

Note 3. Inventories

Inventories, net consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Raw materials	$106,088	$121,994
Work in process	49,144	-
Finished goods	30,572	-
Total	$185,804	$121,994